Climate change and energy transition - Fixed assets by segment (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Climate Change and Energy Transition [Line Items]
Goodwill	$ 15,662	$ 16,032
Other intangible assets	11,010	9,480
Property, plant and equipment	185,077	185,219
Joint ventures and associates	27,775	23,445
Fixed assets	239,600	234,100
Integrated Gas
Disclosure of Climate Change and Energy Transition [Line Items]
Goodwill	5,200	4,900
Other intangible assets	3,700	2,600
Property, plant and equipment	61,000	60,000
Joint ventures and associates	7,100	6,400
Fixed assets	77,000	73,900	$ 72,000	$ 75,000	$ 75,000	$ 79,000	$ 93,000	$ 91,000	$ 94,000	$ 95,000
Upstream
Disclosure of Climate Change and Energy Transition [Line Items]
Goodwill	4,700	5,300
Other intangible assets	200	100
Property, plant and equipment	60,200	63,400
Joint ventures and associates	12,000	8,000
Fixed assets	77,100	76,800	84,000	88,000	91,000	106,000	119,000	123,000	128,000	136,000
Chemicals and Products
Disclosure of Climate Change and Energy Transition [Line Items]
Goodwill	300	300
Other intangible assets	1,000	1,000
Property, plant and equipment	33,600	32,600
Joint ventures and associates	4,300	4,000
Fixed assets	39,200	37,900	41,000	43,000	42,000	42,000	45,000	38,000	37,000	$ 26,000
Marketing
Disclosure of Climate Change and Energy Transition [Line Items]
Goodwill	4,400	4,300
Other intangible assets	4,900	4,600
Property, plant and equipment	21,300	21,400
Joint ventures and associates	3,100	3,900
Fixed assets	33,700	34,200	37,000	30,000	27,000	24,000	22,000	16,000	17,000
Renewables and Energy Solutions
Disclosure of Climate Change and Energy Transition [Line Items]
Goodwill	1,100	1,200
Other intangible assets	1,100	1,200
Property, plant and equipment	7,000	5,700
Joint ventures and associates	1,200	1,000
Fixed assets	10,400	9,100	$ 10,000	$ 9,000	$ 5,000	$ 3,000	$ 3,000	$ 1,000	$ 1,000
Corporate
Disclosure of Climate Change and Energy Transition [Line Items]
Goodwill	0	0
Other intangible assets	100	0
Property, plant and equipment	2,000	2,100
Joint ventures and associates	100	100
Fixed assets	$ 2,200	$ 2,200